SEGMENT INFORMATION (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total non-current assets	$ 244,997	$ 240,836
Canada
Disclosure of operating segments [line items]
Total non-current assets	243,854	236,572
Mexico
Disclosure of operating segments [line items]
Total non-current assets	334	3,560
USA
Disclosure of operating segments [line items]
Total non-current assets	$ 809	$ 704